Short-Term Investments and Deposits (Schedule of Short-Term Investments and Deposits) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of short-term investments and deposits [Abstract]
Restricted cash and short-term deposits	[1]	$ 49,881	$ 7,085
Others		57	59
Short-term investments and deposits		49,938	$ 7,144
Amount of held in escrow		$ 22,000

[1]	Balance as at December 31, 2018 includes approximately $22 million held in escrow in relation to the Tamar dispute (Refer to Note 19.A.a).